Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,138,000	Infrastructure	ECUADOR	Decentralized Autonomous Parish Government of San Antonio	Warintza	Copper	Exploration	Open Pit
#: 2
	420,000	Fees	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 3
	113,000	Taxes	ECUADOR	Municipal Government Of Quito	Warintza	Copper	Exploration	Open Pit
#: 4
	100,000	Taxes	ECUADOR	Municipal Government Of Canton Morona	Warintza	Copper	Exploration	Open Pit
#: 5
	149,000	Taxes	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 6
	$ 96,000	Taxes	ECUADOR	Municipal Government Of Limon Indanza	Warintza	Copper	Exploration	Open Pit